Changes in Accumulated Other Comprehensive Income/(Loss) by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 188,741		¥ 171,706	¥ 175,036
Net current-period other comprehensive (loss) income	(129)	$ (21)	1,775	(1,490)
Balances	216,804	34,022	188,741	171,706
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(840)		(2,584)	(1,700)
Other comprehensive income (loss) before reclassification	(88)		1,936	207
Amounts reclassified from accumulated other comprehensive income	0			(989)
Net current-period other comprehensive (loss) income	(88)		1,936	(782)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	(79)		(192)	(102)
Balances	(1,007)	(157)	(840)	(2,584)
Unrealized gains (losses) on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	1,039		1,201	1,910
Other comprehensive income (loss) before reclassification	(190)		380	1,981
Amounts reclassified from accumulated other comprehensive income	0		(541)	(2,689)
Net current-period other comprehensive (loss) income	(190)		(161)	(708)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	1		(1)	(1)
Balances	850	133	1,039	1,201
Unrealized gains on derivative
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassification	149
Net current-period other comprehensive (loss) income	149
Balances	149	23
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	199		(1,383)	210
Other comprehensive income (loss) before reclassification	(129)		2,316	2,188
Amounts reclassified from accumulated other comprehensive income			(541)	(3,678)
Net current-period other comprehensive (loss) income	(129)		1,775	(1,490)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	(78)		(193)	(103)
Balances	¥ (8)	$ (1)	¥ 199	¥ (1,383)